AXP(SM) Global
                                                                      Bond Fund
                                                         1999 SEMIANNUAL REPORT


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The goal of AXP Global Bond Fund is a high total return through income and growth of capital.


Distributed by American Express Financial Advisors Inc.


AMERICAN EXPRESS Financial Advisors

A Bounty of Bonds
In today's global economy, investment opportunities don't stop at the water's edge. While bonds issued by the U.S. government and corporations once made up almost all of the bond market, today more than half of the world's debt securities are issued from outside the United States. This means expanded opportunity for investors. Global Bond Fund's aim is to take advantage of opportunities in bond markets at any time and in any place, providing investors with greater portfolio diversification.


CONTENTS
From the Chairman                          3
From the Portfolio Manager                 4
Fund Facts                                 5
The 10 Largest Holdings                    6
Financial Statements (Fund)                7
Notes to Financial Statements (Fund)      10
Financial Statements (Portfolio)          16
Notes to Financial Statements (Portfolio) 19
Investments in Securities                 25

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
It is an honor for me to join the American Express(R) Funds as chairman of the board and chief executive officer for each of the funds. I have served for the past eight years as governor of Minnesota and also for the past 20 years as a constitutional officer responsible for the pension investments made on behalf of government employees. My responsibility in the upcoming years is to serve your interests.

By law, half the members of a mutual fund board must be independent of their investment manager and distributor. I am one of those persons. I am not an employee of American Express Financial Corporation (AEFC), nor do I own stock in American Express Company. Both are fine companies, but the law clearly states that to fully represent your interests I must be independent.

Having said that, I have a great deal of respect for the capabilities of AEFC and for the services it provides to investors. Your financial advisor assists you in financial planning, conducts regular investment reviews and responds to your questions and needs. This is a very personal service that makes AEFC a partner in your financial future. I know that AEFC has an investment focus on the long-term performance of our economy and that it wants you to participate in that growth. Consistent with that, our board is here to serve you and represent your interests in a professional manner.

I also want to let you know that, on June 16, 1999, there will be a regular meeting of shareholders. These meetings are held about every five years to elect directors and consider other proposals. One proposal that is expected to be approved is to change "IDS" to "AXP"in the Fund's name. We will discuss the action taken on other proposals in future reports.


Arne H. Carlson


(picture of) Ray Goodner
Ray Goodner
Portfolio manager

From the Portfolio Manager
It was a mixed environment for bonds over the past six months, as a rebound in emerging-market bonds was offset by lackluster results in some major markets. AXP Global Bond Fund's performance reflected these conditions, as its Class A shares generated a total return (net asset value change and dividends) of 0.37% for the first half of the fiscal year -- November 1998 through April 1999.

The period got off to a good start, as falling interest rates in the U.S. and Europe provided a boost for bond prices. The biggest beneficiaries of the positive trend, though, were the smaller, or emerging, markets of Latin America and Southeast Asia, which had been pummeled in previous months by a second bout of the financial malady that came to be known as the "Asian flu." The upturn in the emerging markets continued through the end of the period, making them the best-performing segment of the global bond market for the six months. While they made up a relatively modest portion of the portfolio (about 18% throughout the period), their strong gains had a distinctly positive effect on Fund performance.

U.S. RATES REVERSE DIRECTION
Here at home, government bonds experienced two very different environments. With interest rates following an overall downward path through January, Treasury bonds, a substantial area of investment for the Fund, rallied nicely. Then, over the final three months, interest rates reversed direction, causing Treasuries to lose ground.

In Europe, sluggish economies prompted monetary authorities to lower interest rates, which in turn helped bond prices. However, generally weak currencies, especially the new euro, reduced the ultimate return for the Fund. Investments in Europe, which emphasized countries not linked to the euro, principally the United Kingdom and Scandinavia, experienced the best overall performance thanks to relatively strong currencies over the six months.

Looking at changes to the portfolio, I reduced its duration somewhat early in the period to lessen the sensitivity of the Fund's value to changes in interest rates. About mid-period, I added a bit to holdings in Europe to take advantage of lower bond prices and currency values. Lastly, I sold some holdings in emerging markets given that prices there had risen so dramatically.

As for the rest of the fiscal year, in light of the fact that the U.S. economy remains quite strong and smaller foreign economies are showing signs of recovery, global inflation may pick up moderately in the months ahead. That, in turn, could put upward pressure on interest rates and cause bonds to struggle. On the other hand, I do expect better performance from Europe. This stems from my belief that the euro is likely to recover, thereby enhancing returns for U.S.-based investors.


Ray Goodner

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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 1999                                                        $6.04
Oct. 31, 1998                                                         $6.17
Decrease                                                              $0.13

Distributions -- Nov. 1, 1998 - April 30, 1999
From income                                                           $0.14
From capital gains                                                    $0.01
Total distributions                                                   $0.15
Total return*                                                        +0.37%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 1999                                                        $6.04
Oct. 31, 1998                                                         $6.17
Decrease                                                              $0.13

Distributions -- Nov. 1, 1998 - April 30, 1999
From income                                                           $0.12
From capital gains                                                    $0.01
Total distributions                                                   $0.13
Total return*                                                        -0.02%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 1999                                                        $6.04
Oct. 31, 1998                                                         $6.17
Decrease                                                              $0.13

Distributions -- Nov. 1, 1998 - April 30, 1999
From income                                                           $0.15
From capital gains                                                    $0.01
Total distributions                                                   $0.16
Total return*                                                        +0.44%**

  *The prospectus discusses the effect of sales charges, if any, on the various classes.
 **The total return is a hypothetical investment in the Fund with all distributions reinvested.


The 10 Largest Holdings

                                         Percent                  Value
                                     (of net assets)     (as of April 30, 1999)
 U.S. Treasury                              9.88%             $93,709,755
7.50% 2016
 U.S. Treasury                              6.90               65,432,363
7.50% 2001
 United Kingdom Treasury                    5.09               48,292,210
8.00% 2003
 Federal Republic of Germany                4.46               42,287,041
7.50% 2004
 United Kingdom Treasury                    3.80               36,025,231
9.00% 2000
 Govt of Canada                             3.77               35,775,138
8.00% 2023
 Govt of Italy                              3.22               30,549,378
8.50% 2004
 Govt of Sweden                             2.95               27,999,264
8.00% 2007
 Govt of Spain                              2.54               24,077,290
8.80% 2006
 Federal Republic of Germany                2.37               22,482,814
8.00% 2002

Note: Certain foreign investment risks include changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."


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                           The 10 holdings listed here
                           make up 44.98% of net assets


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

Financial Statements

Statement of assets and liabilities
AXP Global Bond Fund

April 30, 1999 (Unaudited)

Assets
Investment in World Income Portfolio (Note 1)                                        $948,023,521
                                                                                     ------------
Liabilities
Dividends payable to shareholders                                                       4,412,209
Accrued distribution fee                                                                    5,371
Accrued service fee                                                                         4,541
Accrued transfer agency fee                                                                 4,539
Accrued administrative services fee                                                         1,373
Other accrued expenses                                                                     28,863
                                                                                           ------
Total liabilities                                                                       4,456,896
                                                                                        ---------
Net assets applicable to outstanding capital stock                                   $943,566,625
                                                                                     ============
Represented by
Capital stock-- $.01 par value (Note 1)                                              $  1,562,792
Additional paid-in capital                                                            945,072,157
Excess of distributions over net investment income                                     (1,538,902)
Accumulated net realized gain (loss)                                                   (5,666,052)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                   4,136,630
                                                                                        ---------
Total -- representing net assets applicable to outstanding capital stock             $943,566,625
                                                                                     ============
Net assets applicable to outstanding shares:            Class A                      $683,120,097
                                                        Class B                      $260,441,239
                                                        Class Y                      $      5,289
Net asset value per share of outstanding capital stock: Class A shares  113,140,150  $       6.04
                                                        Class B shares   43,138,149  $       6.04
                                                        Class Y shares          876  $       6.04

See accompanying notes to financial statements.
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

Statement of operations
AXP Global Bond Fund

Six months ended April 30, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                 $     194,123
Interest                                                                     32,069,270
   Less foreign taxes withheld                                                   (2,298)
                                                                                 ------
Total income                                                                 32,261,095
                                                                             ----------
Expenses (Note 2):
Expenses allocated from World Income Portfolio                                3,830,795
Distribution fee-- Class B                                                      997,013
Transfer agency fee                                                             673,184
Incremental transfer agency fee
   Class A                                                                       47,720
   Class B                                                                       32,903
Service fee
   Class A                                                                      619,458
   Class B                                                                      231,644
   Class Y                                                                            2
Administrative services fees and expenses                                       260,145
Compensation of board members                                                     5,559
Registration fees                                                                34,403
Reports to shareholders                                                         155,885
Audit fees                                                                        3,812
Other                                                                             2,482
                                                                                  -----
Total expenses                                                                6,895,005
   Earnings credits on cash balances (Note 2)                                   (21,539)
                                                                                -------
Total net expenses                                                            6,873,466
                                                                              ---------
Investment income (loss) -- net                                              25,387,629
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                     (5,175,391)
   Financial futures contracts                                                 (940,706)
   Foreign currency transactions                                                604,306
   Options contracts written                                                    346,728
                                                                                -------
Net realized gain (loss) on investments                                      (5,165,063)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       (13,760,124)
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       (18,925,187)
                                                                            -----------
Net increase (decrease) in net assets resulting from operations           $   6,462,442
                                                                          =============

See accompanying notes to financial statements.
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Statements of changes in net assets
AXP Global Bond Fund

                                                                      April 30, 1999  Oct. 31, 1998
                                                                     Six months ended  Year ended
                                                                        (Unaudited)

Operations and distributions
Investment income (loss) -- net                                        $ 25,387,629   $ 55,468,216
Net realized gain (loss) on investments                                  (5,165,063)   (12,428,331)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   (13,760,124)     3,657,756
                                                                        -----------      ---------
Net  increase  (decrease)  in  net  assets  resulting  from  operations   6,462,442     46,697,641
                                                                          ---------     ----------
Distributions to shareholders from:
   Net investment income
      Class A                                                           (18,970,616)   (30,807,238)
      Class B                                                            (6,076,439)    (8,474,182)
      Class Y                                                                  (143)           (73)
   Net realized gain
      Class A                                                            (1,512,779)   (16,718,446)
      Class B                                                              (559,859)    (5,381,162)
      Class Y                                                                   (11)           (25)
                                                                                ---            ---
Total distributions                                                     (27,119,847)   (61,381,126)
                                                                        -----------    -----------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                               58,120,525    156,778,992
   Class B shares                                                        32,480,010     82,100,674
   Class Y shares                                                                --          4,008
Reinvestment of distributions at net asset value
   Class A shares                                                        14,428,228     42,017,023
   Class B shares                                                         5,379,162     14,073,295
   Class Y shares                                                               136             98
Payments for redemptions
   Class A shares                                                       (98,060,000)  (212,414,877)
   Class B shares (Note 2)                                              (34,727,130)   (60,697,671)
                        -                                               -----------    -----------
Increase (decrease) in net assets from capital share transactions       (22,379,069)    21,861,542
                                                                        -----------     ----------
Total increase (decrease) in net assets                                 (43,036,474)     7,178,057
Net assets at beginning of period                                       986,603,099    979,425,042
                                                                        -----------    -----------
Net assets at end of period                                            $943,566,625   $986,603,099
                                                                       ============   ============

See accompanying notes to financial statements.

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Notes to Financial Statements

AXP Global Bond Fund
(Unaudited as to April 30, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified open-end management investment company. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers  Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Income Portfolio
The Fund invests all of its assets in the World Income Portfolio (the Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Fund. The Portfolio seeks to provide shareholders with high total return through income and growth of capital by investing primarily in debt securities of U.S. and foreign issuers.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of April 30, 1999 was 99.93%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.04% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class Y $17.50

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15.50 for Class A and $16.50 for Class B. Under terms of a prior agreement that ended March 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15.50 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $708,219 for Class A and $131,536 for Class B for the six months ended April 30, 1999.

During the six months ended April 30, 1999, the Fund's transfer agency fees were reduced by $21,539 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                             Six months ended April 30, 1999
                                         Class A          Class B       Class Y
Sold                                    9,439,305       5,275,105           --
Issued for reinvested distributions     2,344,671         874,471           22
Redeemed                              (15,960,313)     (5,660,352)          --
                                      -----------      ----------         ----
Net increase (decrease)                (4,176,337)        489,224           22

                                                Year ended Oct. 31, 1998
                                         Class A          Class B       Class Y
Sold                                   25,531,358      13,366,363          660
Issued for reinvested distributions     6,844,665       2,293,029           16
Redeemed                              (34,618,602)     (9,912,014)          --
                                      -----------      ----------         ----
Net increase (decrease)                (2,242,579)      5,747,378          676


4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 1999.

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

5. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended Oct. 31,

Per share income and capital changesa

                                                                     Class A

                                                  1999d     1998      1997       1996       1995

Net asset value, beginning of period             $6.17     $6.26     $6.28      $6.11      $5.76

Income from investment operations:

Net investment income (loss)                       .14       .39       .35        .38        .35

Net gains (losses) (both realized and unrealized) (.12)     (.05)     (.05)       .18        .41

Total from investment operations                   .02       .34       .30        .56        .76

Less distributions:

Dividends from net investment income              (.14)     (.29)     (.28)      (.39)      (.33)

Distributions from realized gains                 (.01)     (.14)     (.04)        --       (.02)

Excess distributions of realized gains              --        --        --         --       (.06)

Total distributions                               (.15)     (.43)     (.32)      (.39)      (.41)

Net asset value, end of period                   $6.04     $6.17     $6.26      $6.28      $6.11

Ratios/supplemental data
Net assets, end of period (in millions)           $683      $724      $748       $689       $548

Ratio of expenses to average daily net assetsb   1.20%e    1.16%     1.16%      1.20%      1.25%

Ratio of net investment income (loss)
to average daily net assets                       5.4%e    5.86%     5.74%      5.72%      6.15%

Portfolio turnover rate
(excluding short-term securities)                  26%       27%       55%        49%        92%

Total returnc                                     .37%     5.52%     4.91%      8.96%     13.58%


a For a share outstanding throughout the period. Rounded to the nearest cent.
b Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
c Total return does not reflect  payment of a sales  charge.
d Six months ended April 30, 1999 (Unaudited).
e Adjusted to an annual basis.

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

Fiscal period ended Oct. 31,

Per share income and capital changesa

                                                      Class B                             Class Y

                                         1999f  1998   1997   1996   1995b     1999f  1998  1997   1996g  1995b

Net asset value,
beginning of period                     $6.17  $6.26  $6.28  $6.11  $5.74     $6.17  $6.26 $6.30  $6.11  $5.74

Income from investment operations:
Net investment
income (loss)                             .12    .33    .31    .33    .24       .15    .40   .35    .29    .27

Net gains (losses)
(both realized and unrealized)           (.12)  (.04)  (.05)   .18    .41      (.12)  (.06) (.06)   .20    .41

Total from investment operations           --    .29    .26    .51    .65       .03    .34   .29    .49    .68

Less distributions:
Dividends from net
investment income                        (.12)  (.24)  (.24)  (.34)  (.24)     (.15)  (.29) (.29)  (.30)  (.27)

Distributions from
realized gains                           (.01)  (.14)    --     --     --      (.01)  (.14)   --     --     --

Excess distributions of realized gains     --     --   (.04)    --   (.04)       --     --  (.04)    --   (.04)

Total distributions                      (.13)  (.38)  (.28)  (.34)  (.28)     (.16)  (.43) (.33)  (.30)  (.31)

Net asset value, end of period          $6.04  $6.17  $6.26  $6.28  $6.11     $6.04  $6.17 $6.26  $6.30  $6.11

Ratios/supplemental data

Net assets, end of
period (in millions)                     $260   $263   $231   $141    $37       $--    $--   $--    $--     $2

Ratio of expenses to
average daily net assetsc               1.97%d 1.92%  1.92%  1.96%  2.05%d    1.07%d 1.09% 1.01%  1.01%  1.10%d

Ratio of net investment
income (loss) to average
daily net assets                        4.63%d 5.11%  5.00%  4.96%  5.88%d    5.52%d 6.10% 5.89%  6.06%  6.68%d

Portfolio turnover rate
(excluding short-term securities)         26%    27%    55%    49%    92%       26%    27%   55%    49%    92%

Total returne                           (.02%) 4.73%  4.12%  8.15% 11.67%      .44%  5.62% 5.06%  7.35% 12.18%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect  payment of a sales  charge.
f Six months ended April 30, 1999 (Unaudited).
g Periods from Nov. 1, 1995 to Nov. 20, 1995 and from Dec. 4, 1995 to
  Oct. 31, 1996. From Nov. 20, 1995 to Dec. 4, 1995 there were no Class Y shares outstanding.

Financial Statements

Statement of assets and liabilities
World Income Portfolio

April 30, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $929,785,671)                                                    $  933,687,780
Cash in bank on demand deposit                                                            1,103,077
Dividends and accrued interest receivable                                                23,346,415
Receivable for investment securities sold                                                 1,248,838
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)        818,120
U.S. government securities held as collateral for securities loaned (Note 5)             95,701,108
                                                                                         ----------
Total assets                                                                          1,055,905,338
                                                                                      -------------
Liabilities
Payable for investment securities purchased                                              10,410,890
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)         61,090
Payable upon return of securities loaned (Note 5)                                        96,649,108
Accrued investment management services fee                                                   19,162
Other accrued expenses                                                                       75,016
                                                                                             ------
Total liabilities                                                                       107,215,266
                                                                                        -----------
Net assets                                                                           $  948,690,072
                                                                                     ==============

See accompanying notes to financial statements.


Statement of operations
World Income Portfolio

Six months ended April 30, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                  $    194,250
Interest                                                                     32,091,758
   Less foreign taxes withheld                                                   (2,300)
                                                                                 ------
Total income                                                                 32,283,708
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                            3,606,067
Compensation of board members                                                     6,118
Custodian fees                                                                  160,327
Audit fees                                                                       11,438
Other                                                                            53,091
                                                                                 ------
Total expenses                                                                3,837,041
   Earnings credits on cash balances (Note 2)                                    (3,573)
                                                                                 ------
Total net expenses                                                            3,833,468
                                                                              ---------
Investment income (loss) -- net                                              28,450,240
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                            (5,179,084)
   Financial futures contracts                                                 (941,375)
   Foreign currency transactions                                                604,610
   Options contracts written (Note 7)                                           346,961
                                                                                -------
Net realized gain (loss) on investments                                      (5,168,888)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       (13,769,194)
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       (18,938,082)
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $  9,512,158
                                                                           ============

See accompanying notes to financial statements.


Statements of changes in net assets
World Income Portfolio

                                                                      April 30, 1999  Oct. 31, 1998
                                                                     Six months ended  Year ended
                                                                        (Unaudited)

Operations
Investment income (loss) -- net                                        $ 28,450,240   $ 61,053,694
Net realized gain (loss) on investments                                  (5,168,888)   (12,436,385)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   (13,769,194)     3,660,313
                                                                        -----------      ---------
Net increase (decrease) in net assets resulting from operations           9,512,158     52,277,622
Net contributions (withdrawals) from partners                           (49,200,200)   (49,153,308)
                                                                        -----------    -----------
Total increase (decrease) in net assets                                 (39,688,042)     3,124,314
Net assets at beginning of period                                       988,378,114    985,253,800
                                                                        -----------    -----------
Net assets at end of period                                            $948,690,072   $988,378,114
                                                                       ============   ============

See accompanying notes to financial statements.

Notes to Financial Statements

World Income Portfolio
(Unaudited as to April 30, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
World Income Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. World Income Portfolio invests primarily in debt securities of U.S. and foreign issuers. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. For U.S. dollar denominated bonds, interest income, including level-yield amortization of premium and discount is accrued daily. For foreign bonds the Fund amortizes premium and original issue discount daily and market discount is recognized at the time of sale.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.77% to 0.67% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended April 30, 1999, the Portfolio's custodian fees were reduced by $3,573 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $231,825,488 and $327,823,837, respectively, for the six months ended April 30, 1999. For the same period, the portfolio turnover rate was 26%. Realized gains and losses are determined on an identified cost basis.

4. FOREIGN CURRENCY CONTRACTS

As of April 30, 1999, the Portfolio has foreign currency exchange contracts that obligate it to deliver  currencies  at specified  future dates.  The  unrealized
appreciation   and/or  depreciation  on  these  contracts  is  included  in  the accompanying  financial  statements.  See  "Summary  of  significant  accounting policies." The terms of the open contracts are as follows:

Exchange date       Currency to             Currency to      Unrealized    Unrealized
                   be delivered             be received     appreciation  depreciation

May 3, 1999         10,471,980               9,853,199       $     --       $61,090
                    U.S. Dollar       European Monetary Unit

May 5, 1999         70,000,000               8,537,522        241,281            --
                   Swedish Krona            U.S. Dollar

May 17, 1999        13,440,000              14,603,635        390,762            --
              European Monetary Unit        U.S. Dollar

June 14, 1999       12,000,000              19,483,200        186,077            --
                   British Pound            U.S. Dollar

Total                                                        $818,120       $61,090


5. LENDING OF PORTFOLIO SECURITIES
As of April 30, 1999,  securities valued at $94,448,356 were on loan to brokers.
For collateral, the Portfolio received $948,000 in cash and U.S. government securities valued at $95,701,108. Income from securities lending amounted to $97,716 for the six months ended April 30, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. INTEREST RATE FUTURES CONTRACTS
As of April 30, 1999, investments in securities included securities valued at $4,724,725 that were pledged as collateral to cover initial margin deposits on 150 open purchase contracts and 100 open sales contracts. The market value of the open purchase contracts as of April 30, 1999 was $15,787,500 with a net unrealized loss of $152,475. The market value of the open sales contracts as of April 30, 1999 was $12,018,750 with a net unrealized gain of $205,850.


7. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows

                                       Six months ended April 30, 1999

                                 Puts                         Calls
                       Contracts       Premium      Contracts        Premium
Balance Oct. 31, 1998     --          $       --        --           $     --
Opened                   300           1,038,700       500            797,700
Expired                 (300)         (1,038,700)       --                 --
Closed                    --                  --      (500)          (797,700)

Balance April 30, 1999    --          $       --        --           $     --



Investments in Securities

World Income Portfolio
April 30, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (86.8%)(c)
Issuer                                      Coupon        Principal           Value(a)
                                             rate          amount

Argentina (0.8%)
Republic of Argentina
   (Japanese Yen)
      03-27-01                                 5.50%     880,000,000         $7,248,880

Australia (1.0%)
New South Wales Treasury
   (Australian Dollar)
      03-01-08                                 8.00       12,300,000          9,394,109

Bermuda (0.2%)
Central Euro Media
   (European Monetary Unit) Sr Nts Series RG
      08-15-04                                 8.13        3,925,000          1,738,733

Canada (3.9%)
Govt of Canada
   (Canadian Dollar)
      06-01-23                                 8.00       38,810,000         35,775,138
Rogers Cablesystems
   (Canadian Dollar)
      01-15-14                                 9.65        2,000,000          1,513,176

Cayman Islands (0.2%)
Roil
   (U.S. Dollar)
      12-05-02                                12.78        4,149,900(d)       1,452,465

China (1.8%)
Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
      06-15-04                                 9.25        3,500,000(d)       1,925,000
      06-15-07                                 9.50        8,750,000(d)       4,637,500
Total                                                                         6,562,500

People's Republic of China
   (U.S. Dollar)
      07-03-01                                 7.38        4,450,000          4,531,880
Zhuhai Highway
   (U.S. Dollar) Sub Nts
      07-01-08                                12.00       11,350,000(d)       6,015,500

Denmark (5.1%)
Govt of Denmark
   (Danish Krone)
      11-15-00                                 9.00       40,000,000          6,176,939
      05-15-03                                 8.00      113,200,000         18,802,283
      03-15-06                                 8.00       65,000,000         11,366,019
      11-10-24                                 7.00       70,000,000         12,340,047
Total 48,685,288

France (1.2%)
Govt of France
   (European Monetary Unit)
      04-25-05                                 7.50        8,710,000         11,238,382

Germany (7.4%)
Federal Republic of Germany
   (European Monetary Unit)
      07-22-02                                 8.00       18,471,330         22,482,814
      11-11-04                                 7.50       33,175,566         42,287,041
      07-04-27                                 6.50        4,305,512          5,648,474
Total                                                                        70,418,329

Greece (2.7%)
Hellenic Republic
   (Greek Drachma)
      03-21-00                                 9.80    2,550,000,000          8,317,700
      04-01-03                                 8.90    4,888,000,000         17,121,353
Total                                                                        25,439,053

Hong Kong (0.5%)
Hutchison Whampoa Finance
   (U.S. Dollar) Company Guaranty
      08-01-27                                 7.50        5,000,000(d)       4,501,008

Indonesia (0.9%)
Indah Kiat Finance Mauritius
   (U.S. Dollar) Company Guaranty
      07-01-07                                10.00        4,350,000(b)       2,936,250
Indah Kiat Pulp & Paper
   (U.S. Dollar)
      11-01-00                                 8.88        2,500,000(b)       2,062,500
Tjiwi Kimia Finance Mauritius
   (U.S. Dollar) Company Guaranty
      08-01-04                                10.00        2,450,000(b)       1,617,000
Tjiwi Kimia Intl
   (U.S. Dollar) Company Guaranty
      08-01-01                                13.25        2,000,000(b)       1,620,000

Italy (4.3%)

Govt of Italy
   (European Monetary Unit)
      01-01-04                                 8.50       23,821,533         30,549,378
      11-01-26                                 7.25        7,886,283         10,676,070
Total                                                                        41,225,448

Japan (0.1%)
Nippon Express
   (Japanese Yen) Cv Series 4
      03-31-04                                 1.00      120,000,000          1,055,316

Malaysia (0.4%)
Petronas
   (U.S. Dollar)
      08-15-15                                 7.75        4,550,000(d)       4,209,843

Mexico (1.5%)
Banco Nacional de Comercio Exterior
   (U.S. Dollar)
      02-02-04                                 7.25        4,150,000          3,815,406
Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                                10.13        2,639,406(d)       2,533,830
United Mexican States
   (British Pound) Medium-term Nts Series E
      05-30-02                                 8.75        5,000,000          7,996,303

Norway (1.6%)
Govt of Norway
   (Norwegian Krone)
      11-30-04                                 5.75       60,000,000          8,096,394
      01-15-07                                 6.75       48,000,000          6,948,864
Total                                                                        15,045,258

Philippines (0.6%)
Philippine Long Distance Telephone
   (U.S. Dollar) Medium-term Nts Series E
      03-06-07                                 7.85        6,200,000(d,e)     5,516,970

Russia (0.2%)
Rostelecom
   (U.S. Dollar)
      02-15-00                                 9.38        5,000,000(b)       1,750,000

Slovenia (1.1%)
Republic of Slovenia
   (European Monetary Unit)
      06-16-04                                 5.75       17,750,000         10,319,789

South Korea (0.5%)
Korea Electric Power
   (U.S. Dollar)
      12-01-03                                 6.38        5,040,000          4,836,660

Spain (2.5%)
Govt of Spain
   (European Monetary Unit)
      04-30-06                                 8.80       17,441,371         24,077,290

Sweden (4.8%)
Govt of Sweden
   (Japanese Yen) Medium-term Nts
      06-21-99                                 3.88      600,000,000          5,050,251
   (Swedish Krona)
      02-09-05                                 6.00       44,500,000          5,911,591
      08-15-07                                 8.00      185,200,000         27,999,264
Total                                                                        38,961,106

Paulson Enterprenad
   (Swedish Krona)
      12-15-00                                 4.75       56,560,000          6,733,848

United Kingdom (11.9%)
Abbey Natl First Capital
   (U.S. Dollar) Sub Nts
      10-15-04                                 8.20        5,000,000          5,492,094
Colt Telecom Group
   (European Monetary Unit)
      07-31-08                                 7.63        6,400,000          3,569,846
Texon Intl
   (European Monetary Unit) Sr Nts
      02-01-08                                10.00        4,000,000          2,031,268

United Kingdom Treasury
   (British Pound)
      03-03-00                                 9.00       21,700,000         36,025,231
      06-10-03                                 8.00       27,000,000         48,292,210
      12-07-05                                 8.50        9,200,000         17,852,927
Total                                                                       102,170,368

United States (30.5%)
Chesapeake
   (U.S. Dollar)
      05-01-03                                 9.88        1,000,000          1,127,362
Citicorp
   (European Monetary Unit)
      09-19-09                                 3.47       10,800,000          6,389,682
Cleveland Electric Illuminating
   (U.S. Dollar) 1st Mtge Series B
      05-15-05                                 9.50        3,000,000          3,202,948
Dayton Hudson
   (U.S. Dollar)
      12-01-22                                 8.50        3,265,000          3,547,647
Executive Risk Capital
   (U.S. Dollar) Company Guaranty Series B
      02-01-27                                 8.68        3,500,000          3,728,347
Federal Natl Mtge Assn
   (U.S. Dollar)
      02-01-27                                 7.50        2,724,828          2,802,049
      06-01-27                                 7.50        4,517,248          4,645,267
Total                                                                         7,447,316

Federal Natl Mtge Assn Global
   (Japanese Yen)
      12-20-99                                 2.00      500,000,000          4,234,076
General Motors
   (U.S. Dollar)
      07-15-01                                 9.13        2,000,000          2,131,916
GTE North
   (U.S. Dollar) Series F
      02-15-10                                 6.38        9,950,000         10,006,536
Nationwide CSN Trust
   (U.S. Dollar)
      02-15-25                                 9.88        7,000,000(d)       8,138,191
New York Life Insurance
   (U.S. Dollar)
      12-15-23                                 7.50        7,000,000(d)       6,793,151
Overseas Private Investment
   (U.S. Dollar) U.S. Govt Guaranty Series 1996A
      01-15-09                                 6.99        7,500,000          7,714,125
PDV America
   (U.S. Dollar) Sr Nts
      08-01-03                                 7.88        3,500,000          3,259,704
Phillips Petroleum
   (U.S. Dollar)
      04-15-23                                 7.92        3,115,000          3,209,975
Questar Pipeline
   (U.S. Dollar)
      06-01-21                                 9.38        1,000,000          1,078,029
Salomon Smith Barney Holdings
   (U.S. Dollar)
      01-15-03                                 6.13       10,400,000         10,424,352
Southern California Gas
   (U.S. Dollar) 1st Mtge Series BB
      03-01-23                                 7.38          900,000            899,361
Swiss Bank
   (U.S. Dollar) Sub Deb
      07-15-25                                 7.50        4,700,000          4,967,909
TU Electric Capital
   (U.S. Dollar) Company Guaranty
      01-30-37                                 8.18        6,150,000          6,404,840
U S WEST Communications
   (U.S. Dollar)
      11-10-26                                 7.20        6,000,000          5,978,527
U.S. Treasury
   (U.S. Dollar)
      02-15-00                                 5.88       10,000,000         10,076,619
      11-15-01                                 7.50       62,000,000(e,f)    65,432,363
      11-15-16                                 7.50       79,950,000(e,f)    93,709,755
   (U.S. Dollar) TIPS
      01-15-07                                 3.38       10,000,000(g)      10,017,394
Total                                                                       179,236,131

USX
   (U.S. Dollar)
      03-01-08                                 6.85        4,775,000          4,761,895
Zurich Capital
   (U.S. Dollar) Company Guaranty
      06-01-37                                 8.38        4,550,000(d)       4,820,836

Venezuela (1.1%)
PDVSA Finance
   (U.S. Dollar)
      02-15-10                                 9.75       10,000,000(d)       9,964,296

Total bonds
(Cost: $819,289,854)                                                       $823,557,986

See accompanying notes to investments in securities.

Preferred stock & other (0.5%)(c)
Issuer                                                        Shares           Value(a)

Mexico Value
   Rights                                                      1,000(h)             $--
Pinto Totta Intl Finance
   7.77%                                                       5,000(b,d)     4,650,000



Total preferred stock & other
(Cost: $5,000,000)                                                           $4,650,000

See accompanying notes to investments in securities.


Short-term securities (11.1%)
Issuer                                    Annualized         Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (8.3%)
Federal Home Loan Mtge Corp Disc Nts
      05-04-99                                 4.74%     $12,300,000        $12,293,522
      05-05-99                                 4.77        9,500,000          9,493,706
      05-20-99                                 4.74       15,600,000         15,559,049
      05-25-99                                 4.74        6,200,000          6,179,678
      06-15-99                                 4.74       15,100,000         15,009,123
      06-16-99                                 4.75        9,300,000          9,240,627
Federal Natl Mtge Assn Disc Nt
      06-14-99                                 4.73       11,400,000         11,333,024
Total                                                                        79,108,729

Commercial paper (2.4%)
CAFCO
      06-15-99                                 4.83        6,900,000(i)       6,857,680
Delaware Funding
      05-11-99                                 4.86          900,000(i)         898,666
Deutsche Bank Financial
      05-26-99                                 4.81        4,400,000          4,384,778
Falcon Asset
      06-01-99                                 4.84        1,100,000(i)       1,095,287
Fleet Funding
      06-09-99                                 4.83        8,200,000(i)       8,156,267
Westpac Capital
      06-10-99                                 4.83        1,700,000          1,690,707
Total                                                                        23,083,385

Letter of credit (0.4%)
Bank of America-
AES Hawaii
      05-28-99                                 4.82        3,300,000          3,287,680

Total short-term securities
(Cost: $105,495,817)                                                       $105,479,794

Total investments in securities
(Cost: $929,785,671)(j)                                                    $933,687,780


See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 5 to the financial statements.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 6 to the financial statements):

Type of security                                              Notional amount

Purchase contracts
Japanese Yen, June 1999                                              $187,500

Sale contracts
U.S. Treasury Bonds, June 1999                                        100,000

(g) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Negligible market value.

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(j) At April 30, 1999, the cost of securities for federal income tax purposes was approximately $931,431,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                          $29,410,000
Unrealized depreciation                                          (27,153,000)
                                                                 -----------
Net unrealized appreciation                                       $2,257,000

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